Financial Instruments (Details) - Schedule of All Other Variables Remain Constant - USD [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Financial Instruments (Details) - Schedule of All Other Variables Remain Constant [Line Items]
Profit or loss and equity, Strengthening	$ 467
Profit or loss and equity, Weakening	$ (467)